Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	[1]	Mar. 31, 2022 [1]
Consolidated income statement
Revenue		€ 36,717	€ 37,672		€ 37,010
Cost of sales		(24,459)	(24,359)		(23,948)
Gross profit		12,258	13,313		13,062
Selling and distribution expenses		(2,674)	(2,777)		(2,754)
Administrative expenses		(5,768)	(5,351)		(4,797)
Net credit losses on financial assets		(491)	(505)		(404)
Share of results of equity accounted associates and joint ventures		(96)	433		389
Impairment reversal/(loss)		64	(64)
Other income		372	9,402		244
Operating profit		3,665	14,451		5,740
Investment income		581	232		251
Financing costs		(2,626)	(1,609)		(1,842)
Profit before taxation		1,620	13,074		4,149
Income tax expense		(50)	(492)		(1,561)
Profit for the financial year - Continuing operations		1,570	12,582		2,588
(Loss)/profit for the financial year - Discontinued operations		(65)	(247)		185
Profit for the financial year		1,505	12,335	[2]	2,773
Attributable to:
- Owners of the parent		1,140	11,838		2,237
- Non-controlling interests	[3]	365	497		536
Profit for the financial year		€ 1,505	€ 12,335	[2]	€ 2,773
Earnings per share
Earnings per share - Continuing operations, Basic		€ 0.0445	€ 0.4366		€ 0.0707
Earnings per share - Continuing operations, Diluted		0.0444	0.4351		0.0705
Earnings per share - Total Group, Basic		0.0421	0.4277		0.0771
Earnings per share - Total Group, Diluted		€ 0.0420	€ 0.4262		€ 0.0768

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million
[3]	Profit attributable to non-controlling interests derives solely from continuing operations.